Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
The following table provides information regarding compensation paid to the Company’s Chief Executive Officer and other Named Executive Officers along with the cumulative total shareholder return of the Company and the Total Shareholder Return of the Russell 1000 Consumer Discretionary Index, the Company’s net income and the Company’s revenue, which is the Company’s most important financial performance measure used by the Company to link compensation actually paid to the Company’s named executive officers, for 2025, to Company performance.

	Cocks		Stoddart		Goldner

									Value of Initial Fixed $100 Investment Based on (4) :			Company Selected Measure

Year (1)	Summary Compensation Table (SCT) for CEO	Compensation Actually Paid (CAP) to CEO	Summary Compensation Table (SCT) for CEO	Compensation Actually Paid (CAP) to CEO	Summary Compensation Table (SCT) for CEO	Compensation Actually Paid (CAP) to CEO	Average SCT Total for Other NEOs (3)	Average CAP to Other NEOs (3)	TSR (HAS)	TSR (Russell 1000 Consumer Discretionary Index)	Net Income (GAAP)	Net Revenue

2025	$18,672,521	$35,332,347	n/a	n/a	n/a	n/a	$4,409,423	$7,841,305	$108.23	$151.09	$(322,400,000)	$4,701,300,000

2024	$16,841,413	$16,242,609	n/a	n/a	n/a	n/a	$5,151,928	$5,562,148	$71.48	$142.03	$385,600,000	$4,135,500,000

2023	$15,110,869	$14,122,972	n/a	n/a	n/a	n/a	$5,507,043	$3,166,764	$61.41	$106.58	$(1,489,300,000)	$5,003,326,000

2022	$9,443,047	$3,460,022	$270,000	$(574,022)	n/a	n/a	$7,444,885	$2,209,062	$66.55	$78.07	$203,500,000	$5,856,700,000

2021	n/a	n/a	$3,130,233	$3,198,778	$23,714,681	$29,079,175	$6,265,507	$7,724,029	$108.11	$118.79	$428,700,000	$6,420,400,000

	2025 (2)

Adjustments (1)	CEO (Cocks)	Other NEOs (3)

Total from Summary Compensation Table	$18,672,521	$4,409,423

Adjustments for defined benefit and actuarial plans

Subtract: Pension Value Reported in SCT	$—	$—

Add: Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	$—

Total Impact: Adjustments for defined benefit and actuarial plans	$—	$—

Adjustments for stock and options awards

Subtract: SCT Amounts	$(10,500,099)	$(2,128,194)

Add: Fair value at year-end of any equity awards granted in the covered FY that are outstanding and unvested as of the end of the covered FY	$14,945,341	$3,029,085

+/-: Year-over-Year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	$10,994,607	$2,186,347

Add: Vesting date fair value of awards granted and vesting during such year	$—	$—

+/-: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	$1,219,976	$344,644

Subtract: Forfeited Awards	$—	$—

Total Impact: Adjustments for stock and option awards	$16,659,825	$3,431,882

Compensation Actually Paid (as calculated)	$35,332,347	$7,841,305

(1)
The other NEOs were Mr. Cocks (2021), Ms. Deborah Thomas (2021-2023), Messrs. John Frascotti, Darren Throop & Dolph Johnson (2021), Mr. Throop (2022), Ms. Cynthia Williams and Mr. Eric Nyman (2022 and 2023), Ms. Goetter and Mr. Kilpin (2023, 2024 and 2025), Mr. Sibley (2023 and 2025), Matt Austin (2024) and Mr. Hight (2024 and 2025).

(2)
This table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amount from the SCT Amount. The SCT Amount and the CAP Amount do not reflect the actual amount of compensation earned by or paid during the applicable year, but rather are amounts determined in accordance with SEC rules contained in Item 402 of Regulation S-K under the Exchange Act.

(3)	Amounts presented are averages for the entire group of other NEOs.

(4)
Total Shareholder Return (TSR) data is calculated based on an initial measurement date of December 27, 2020 and reflects: for 2025 - 5 year (December 27, 2020 - December 28, 2025); for 2024 – 4 year (December 27, 2020 – December 29, 2024); 2023 - 3 year (December 27, 2020 - December 31, 2023); 2022 – 2 year (December 27, 2020 – December 25, 2022); and for 2021 – 1 year (December 27, 2020 – December 26, 2021).

Company Selected Measure Name	Net Revenue
Named Executive Officers, Footnote	The other NEOs were Mr. Cocks (2021), Ms. Deborah Thomas (2021-2023), Messrs. John Frascotti, Darren Throop & Dolph Johnson (2021), Mr. Throop (2022), Ms. Cynthia Williams and Mr. Eric Nyman (2022 and 2023), Ms. Goetter and Mr. Kilpin (2023, 2024 and 2025), Mr. Sibley (2023 and 2025), Matt Austin (2024) and Mr. Hight (2024 and 2025).
Adjustment To PEO Compensation, Footnote

	2025 (2)

Adjustments (1)	CEO (Cocks)	Other NEOs (3)

Total from Summary Compensation Table	$18,672,521	$4,409,423

Adjustments for defined benefit and actuarial plans

Subtract: Pension Value Reported in SCT	$—	$—

Add: Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	$—

Total Impact: Adjustments for defined benefit and actuarial plans	$—	$—

Adjustments for stock and options awards

Subtract: SCT Amounts	$(10,500,099)	$(2,128,194)

Add: Fair value at year-end of any equity awards granted in the covered FY that are outstanding and unvested as of the end of the covered FY	$14,945,341	$3,029,085

+/-: Year-over-Year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	$10,994,607	$2,186,347

Add: Vesting date fair value of awards granted and vesting during such year	$—	$—

+/-: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	$1,219,976	$344,644

Subtract: Forfeited Awards	$—	$—

Total Impact: Adjustments for stock and option awards	$16,659,825	$3,431,882

Compensation Actually Paid (as calculated)	$35,332,347	$7,841,305

Non-PEO NEO Average Total Compensation Amount	$ 4,409,423	$ 5,151,928	$ 5,507,043	$ 7,444,885	$ 6,265,507
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,841,305	5,562,148	3,166,764	2,209,062	7,724,029
Adjustment to Non-PEO NEO Compensation Footnote

	2025 (2)

Adjustments (1)	CEO (Cocks)	Other NEOs (3)

Total from Summary Compensation Table	$18,672,521	$4,409,423

Adjustments for defined benefit and actuarial plans

Subtract: Pension Value Reported in SCT	$—	$—

Add: Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	$—

Total Impact: Adjustments for defined benefit and actuarial plans	$—	$—

Adjustments for stock and options awards

Subtract: SCT Amounts	$(10,500,099)	$(2,128,194)

Add: Fair value at year-end of any equity awards granted in the covered FY that are outstanding and unvested as of the end of the covered FY	$14,945,341	$3,029,085

+/-: Year-over-Year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	$10,994,607	$2,186,347

Add: Vesting date fair value of awards granted and vesting during such year	$—	$—

+/-: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	$1,219,976	$344,644

Subtract: Forfeited Awards	$—	$—

Total Impact: Adjustments for stock and option awards	$16,659,825	$3,431,882

Compensation Actually Paid (as calculated)	$35,332,347	$7,841,305

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The following table lists the most important financial performance measures used to link compensation actually paid to our NEOs for 2025 to Company performance.

Performance Measure	Company Selected Measure	Short-Term Incentive Measure	Performance Share Unit Performance Measure

Net Revenue	X	X

Operating Profit Dollars		X

EPS			X

Total Shareholder Return			X

Total Shareholder Return Amount	$ 108.23	71.48	61.41	66.55	108.11
Peer Group Total Shareholder Return Amount	151.09	142.03	106.58	78.07	118.79
Net Income (Loss)	$ (322,400,000)	$ 385,600,000	$ (1,489,300,000)	$ 203,500,000	$ 428,700,000
Company Selected Measure Amount	4,701,300,000	4,135,500,000	5,003,326,000	5,856,700,000	6,420,400,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Profit Dollars
Measure:: 3
Pay vs Performance Disclosure
Name	EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return
Cocks [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 18,672,521	$ 16,841,413	$ 15,110,869	$ 9,443,047
PEO Actually Paid Compensation Amount	$ 35,332,347	$ 16,242,609	$ 14,122,972	$ 3,460,022
PEO Name	Cocks	Cocks	Cocks	Cocks
Stoddart [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 270,000	$ 3,130,233
PEO Actually Paid Compensation Amount				$ (574,022)	$ 3,198,778
PEO Name				Stoddart	Stoddart
Goldner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 23,714,681
PEO Actually Paid Compensation Amount					$ 29,079,175
PEO Name					Goldner
PEO | Cocks [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 16,659,825
PEO | Cocks [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,500,099)
PEO | Cocks [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,945,341
PEO | Cocks [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,994,607
PEO | Cocks [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,219,976
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,431,882
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,128,194)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,029,085
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,186,347
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 344,644